Investments Accounted For Using Equity Method - Additional Information (Detail) $ in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Dec. 31, 2023 TWD ($)	Nov. 30, 2022 TWD ($)	Apr. 30, 2022 TWD ($)	Dec. 31, 2024 TWD ($) NumberofSeat	Dec. 31, 2023 TWD ($)	Dec. 31, 2022	Oct. 31, 2024 TWD ($)	Aug. 31, 2024 TWD ($)	Aug. 31, 2024 USD ($)	May 31, 2024 TWD ($)	Apr. 30, 2024 TWD ($)	Feb. 28, 2024 USD ($)	Mar. 31, 2022 TWD ($)
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investments in associates	$ 8,243			$ 8,870	$ 8,243
Investment in joint venture	$ 9			$ 9	$ 9
Next Commercial Bank Co., Ltd. ("NCB") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates	46.26%			46.26%	46.26%	41.90%
Investments in associates	$ 4,293			$ 3,951	$ 4,293
Percentage of ownership in associates					46.26%
Reduction percentage of capital to offset accumulated deficit	26.43%
KingwayTek Technology Co., Ltd. ("KWT") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates				22.58%
Senao Networks, Inc. ("SNI") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates	34.00%			33.16%	34.00%
Investments in associates	$ 1,409			$ 1,849	$ 1,409		$ 376
Taiwania Hive Technology Fund L.P. ('TWTF') [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates	0.00%			42.00%	0.00%			41.75%	41.75%
Investments in associates	$ 0			$ 276	$ 0			$ 288	$ 9			$ 30
Porrima Inc. ('PORRIMA') [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates	0.00%			10.00%	0.00%					10.00%
Investments in associates	$ 0			$ 78	$ 0					$ 80
WiAdvance Technology Corporation ("WATC") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
No of seats allotted | NumberofSeat				1
Number of seats available for board of directors | NumberofSeat				5
Percentage of ownership in associates				16.24%	19.22%	20.05%
CHT Infinity Singapore Pte. Ltd. ("CISG") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates	40.00%			40.00%	40.00%
Investments in associates	$ 57			$ 61	$ 57
Baohwa Trust Co., Ltd. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates	25.00%			25.00%	25.00%								40.00%
Price of investments in associates	$ 1,544				$ 1,544
Investments in associates	10			$ 12	10								$ 20
Chunghwa SEA Holdings ("CHT SEA") [Member] | Joint ventures [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investment in joint venture	$ 9			$ 9	$ 9
Percentage of ownership in joint venture				51.00%	51.00%
ST-2 Satellite Ventures Pte., Ltd. ("STS") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates	38.00%			38.00%	38.00%
Investments in associates	$ 285			$ 313	$ 285
Subscribed capital			$ 340
Chunghwa PChome Fund I Co., Ltd. ("CPFI") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates				50.00%
No of seats allotted | NumberofSeat				2
Number of seats available for board of directors | NumberofSeat				5
Cornerstone Ventures Co., Ltd. ("CVC") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates				49.00%
AgriTalk Technology Inc. ("ATT") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates						29.33%
Subscribed capital		$ 32
Imedtac Co., Ltd. ("IME") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates				10.00%
No of seats allotted | NumberofSeat				1
Number of seats available for board of directors | NumberofSeat				5
Investments in associates	$ 11				$ 11						$ 32